Share capital and other reserves - Treasury shares (Details) kr / shares in Units, $ / shares in Units, $ in Thousands, kr in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 NOK (kr) kr / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 NOK (kr) kr / shares shares	Dec. 08, 2021 USD ($) shares
Share capital and other reserves
Balance as at 1 January	$ 56,438
Purchases of treasury shares	100	$ 23,698		$ 27,661
Balance as at 31 December	$ 48,387	$ 56,438
Shares outstanding | shares		140,000,000	140,000,000
Treasury shares
Share capital and other reserves
Balance as at 1 January | shares	8,926,000	8,558,000	8,558,000	5,001,000	5,001,000
Transfer of treasury shares | shares	(1,192,000)	(471,000)	(471,000)	(923,000)	(923,000)
Purchases of treasury shares | shares	9,000	2,777,784	2,777,784	4,480,086	4,480,086
Cancellation of treasury shares | shares		(1,938,999)	(1,938,999)
Balance as at 31 December | shares	7,743,000	8,926,000	8,926,000	8,558,000	8,558,000
Balance as at 1 January	$ 56,438	$ 47,631		$ 23,294
Transfer of treasury shares	(8,151)	(2,676)		(3,324)
Purchases of treasury shares	100	23,698	kr 246.1	27,661	kr 263.2
Cancellation of treasury shares		(12,215)
Balance as at 31 December	$ 48,387	$ 56,438		$ 47,631
Share buy-back programme, authorised shares | shares						10,000,000
Share buy-back programme, authorised value						$ 50,000
Share buy back price | (per share)		$ 8.53	kr 88.59	$ 6.18	kr 58.75